Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000,000	5,000,000,000	5,000,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	10,000,000,000	10,000,000,000	10,000,000,000
Common stock, shares issued	4,095,009,545	4,095,009,545	4,094,459,545
Common stock, shares outstanding	4,095,009,545	4,095,009,545	4,094,459,545